Segment and corporate information	3 Months Ended
Mar. 31, 2023
Segment and corporate information
Segment and corporate information

12.    Segment and corporate information

Effective as of January 1, 2023, the Company commenced reporting reflecting its new global operating model in which the Company reorganized its business into two global operating, and reportable, segments: the Care Enablement segment and the Care Delivery segment. The operating segments are determined based upon how the Company manages its businesses and allocates resources with responsibilities by products and services and is aligned to the financial information that is presented on a quarterly basis to the chief operating decision maker. The Care Enablement segment is primarily engaged in the distribution of products and equipment, including research and development, manufacturing, supply chain and commercial operations, as well as supporting functions, such as regulatory and quality management. The Care Delivery segment is primarily engaged in providing health care services for the treatment of ESRD and other extracorporeal therapies, including value and risk-based care programs. Care Delivery also includes the pharmaceutical products business and the income from equity method investees related to the sale of certain renal pharmaceuticals from Vifor Fresenius Medical Care Renal Pharma Ltd. in the U.S., which are used in the Company’s clinics to provide health care services to its patients.

The Company’s Global Medical Office, which seeks to optimize medical treatments and clinical processes within the Company and supports both Care Delivery and Care Enablement, is centrally managed and its profit and loss are allocated to the segments. Similarly, the Company allocates costs related primarily to headquarters’ overhead charges, including accounting and finance as well as certain human resources, legal and IT costs, as the Company believes that these costs are attributable to the segments and used in the allocation of resources to Care Delivery and Care Enablement. These costs are allocated at budgeted amounts, with the difference between budgeted and actual figures recorded at the corporate level. However, certain costs, which relate mainly to shareholder activities, management activities, global internal audit and the remeasurement of certain investments are not allocated to a segment but are accounted for as corporate expenses. These activities do not fulfill the definition of a segment according to IFRS 8, Operating Segments and are reported separately as Corporate (Corporate). Financing is a corporate function which is not controlled by the operating segments. Therefore, the Company does not include interest expense relating to financing as a segment measurement. In addition, the Company does not include income taxes as it believes taxes are outside the segments’ control.

Management evaluates each segment using measures that reflect all of the segment’s controllable revenues and expenses. With respect to the performance of business operations, management believes that the most appropriate measures are revenue and operating income. The Company transfers products between segments at fair market value. The associated internal revenues and expenses and any remaining internally generated profit or loss for the product transfers are recorded within the operating segments initially, are eliminated upon consolidation and are included within “Inter-segment eliminations.” Capital expenditures for production are based on the expected demand of the segments and consolidated profitability considerations.

Information pertaining to the Company’s segment and Corporate activities for the three months ended March 31, 2023 and 2022 is set forth below. Following the change in the composition of the Company’s reportable segments, the information presented for the prior period has been restated in accordance with IFRS 8:

Segment and corporate information

in € THOUS

		Care	Total	Inter-segment
	Care Delivery	Enablement	Segment	eliminations	Corporate	Total
Three months ended March 31, 2023
Revenue from health care services (1)	3,572,335	—	3,572,335	—	—	3,572,335
Revenue from health care products (1)	42,816	933,753	976,569	—	—	976,569
Revenue from contracts with customers (1)	3,615,151	933,753	4,548,904	—	—	4,548,904
Revenue from insurance contracts (1)	140,396	—	140,396	—	—	140,396
Revenue from lease contracts (1)	—	14,918	14,918	—	—	14,918
Revenue from external customers	3,755,547	948,671	4,704,218	—	—	4,704,218
Inter-segment revenue	—	361,858	361,858	(361,858)	—	—
Revenue	3,755,547	1,310,529	5,066,076	(361,858)	—	4,704,218
Operating income (loss)	284,485	(24,475)	260,010	(9,252)	10,179	260,937
Interest						(82,572)
Income before income taxes						178,365
Depreciation and amortization	(288,229)	(115,035)	(403,264)	9,716	(18,057)	(411,605)
Impairment loss	(1,916)	(24,293)	(26,209)	—	—	(26,209)
Income (loss) from equity method investees	26,101	1,413	27,514	—	—	27,514
Total assets (1)	40,048,443	14,645,444	54,693,887	(27,595,235)	8,401,863	35,500,515
thereof investment in equity method investees (1)	463,839	334,186	798,025	—	—	798,025
Additions of property, plant and equipment, intangible assets and right-of-use assets (1)	188,486	109,289	297,775	—	12,812	310,587
Three months ended March 31, 2022
Revenue from health care services (1)	3,492,515	—	3,492,515	—	—	3,492,515
Revenue from health care products (1)	40,582	871,400	911,982	—	—	911,982
Revenue from contracts with customers (1)	3,533,097	871,400	4,404,497	—	—	4,404,497
Revenue from insurance contracts (1)	114,292	—	114,292	—	—	114,292
Revenue from lease contracts (1)	—	29,580	29,580	—	—	29,580
Revenue from external customers	3,647,389	900,980	4,548,369	—	—	4,548,369
Inter-segment revenue	—	366,289	366,289	(366,289)	—	—
Revenue	3,647,389	1,267,269	4,914,658	(366,289)	—	4,548,369
Operating income (loss)	297,498	69,188	366,686	(8,658)	(10,360)	347,668
Interest						(69,097)
Income before income taxes						278,571
Depreciation and amortization	(293,369)	(110,164)	(403,533)	3,482	(14,115)	(414,166)
Impairment loss	(2,160)	(888)	(3,048)	—	(1,743)	(4,791)
Income (loss) from equity method investees	16,242	(5,755)	10,487	—	—	10,487
Total assets (1)	39,669,440	13,453,326	53,122,766	(27,219,476)	8,820,836	34,724,126
thereof investment in equity method investees (1)	488,905	310,042	798,947	—	—	798,947
Additions of property, plant and equipment, intangible assets and right- of-use assets (1)	188,840	75,984	264,824	—	14,191	279,015

(1)

These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.